RIGHT OF USE ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
SCHEDULE OF RIGHT OF USE ASSETS

	Vehicles	Buildings	Land	Total

Balance at December 31, 2022	$2,385	$342,361	$-	$344,746
Additions	-	322,354	418,001	740,355
Depreciation	(2,385)	(149,644)	(211,057)	(363,086)
Foreign exchange translation	-	-	(328)	(328)
Balance at December 31, 2023	$-	$515,071	$206,616	$721,687
Depreciation	$-	$(107,046)	$(159,476)	$(266,522)
Foreign exchange translation	-	-	5,580	5,580
Balance at September 30, 2024	$-	$408,025	$52,720	$460,745